Schedule of Investments December 31, 2021 (Unaudited)

Ecofin Tax-Advantaged Social Impact Fund, Inc.

	Principal Amount	Fair Value
Corporate Notes - 2.5%(1)
CHAMP. DAVIE H.S.
8.000%, 08/01/2022 (4)(6)(7)	$500,000	$500,000
MBS SPV I LLC
6.000%, 03/01/2026 (2)(4)	4,000,000	4,012,950
Regional Housing & Community Note
7.500%, 01/15/2022 (4)	585,000	585,000
Total Corporate Notes
(Cost $5,085,000)		5,097,950

Mortgage Backed Securities - 23.4%(1)
Arbor Rlty Com NT 2021-FL1
1.610% (1 Month LIBOR USD + 1.500%), 12/17/2035 (2)(4)(8)	2,000,000	1,992,475
Arbor Rlty Com NT 2021-FL3
1.710% (1 Month LIBOR USD + 1.600%), 08/15/2034 (2)(4)	2,000,000	1,994,480
BABS 2021-RM1 A
1.400%, 10/25/2063 (2)(4)	1,763,480	1,683,276
BDS 2021-FL7, Ltd.
1.178% (1 Month LIBOR USD + 1.070%), 06/18/2036 (2)(4)(8)	2,000,000	1,999,662
BPCRE 2021-FL1 AS
1.259% (1 Month LIBOR USD + 1.150%), 02/15/2037 (2)(4)(8)	2,250,000	2,251,303
BX Commercial Mortgage Trust 2020-FOX
1.460% (1 Month LIBOR USD + 1.350%), 11/15/2032 (2)(4)(8)	842,804	843,537
Credit Suisse Commercial Mortgage Securities Corp 2019-SKLZ
1.360% (1 Month LIBOR USD + 1.250%), 01/17/2034 (2)(4)	61,216	61,513
FREMF 2017-KF29 Mortgage Trust
3.644% (1 Month LIBOR USD + 3.550%), 02/25/2024 (2)(4)	1,462,775	1,465,518
FREMF 2017-KF31 Mortgage Trust
2.994% (1 Month LIBOR USD + 2.900%), 04/25/2024 (2)(4)	1,679,833	1,673,827
FREMF 2020-KI05 Mortgage Trust
2.394% (1 Month LIBOR USD + 2.300%), 07/25/2024 (2)(4)	473,187	473,211
GPMT LTD 2021-FL3
2.054% (1 Month LIBOR USD + 1.950%), 07/16/2035 (2)(4)(8)	1,000,000	1,001,250
1.354% (1 Month LIBOR USD + 1.250%), 07/18/2035 (2)(4)(8)	2,859,247	2,862,221
HGI CRE CLO LTD 2021-FL1
1.708% (1 Month LIBOR USD + 1.600%), 06/19/2036 (2)(4)(8)	1,000,000	996,191
JP Morgan Chase Commercial Mortgage Trust 2021-1440 A
1.410% (1 Month LIBOR USD + 1.300%), 03/17/2036 (2)(4)(8)	2,500,000	2,496,575
JP Morgan Chase Commercial Mortgage Trust 2021-MHC B
1.160% (1 Month LIBOR USD + 1.050%), 04/15/2038 (2)(4)(8)	1,000,000	999,674
JP Morgan Wealth Management 2020-ATR1 A-4
3.000%, 02/25/2050 (2)(4)(8)	214,578	215,018
LoanCore 2021-CRE4 Issuer Ltd.
1.414% (1 Month LIBOR USD + 1.364%), 07/15/2035 (2)(4)(8)	2,000,000	1,989,124
MF1 2021-FL5 B
1.614% (1 Month LIBOR USD + 1.564%), 07/15/2036 (2)(4)(8)	2,000,000	2,002,859
Oceanview Mortgage Loan Trust 2020-SBC1 A1-B
2.500%, 09/28/2055 (2)(4)(8)	1,091,321	1,082,272
PFP 2019-5, Ltd.
1.528% (1 Month LIBOR USD + 1.420%), 04/16/2036 (2)(4)	300,000	299,884
PFP 2021-8, Ltd.
1.109% (1 Month LIBOR USD + 1.000%), 08/16/2037 (2)(4)	2,000,000	1,997,479
1.609% (1 Month LIBOR USD + 1.500%), 08/16/2037 (2)(4)	1,000,000	997,573
Ready Capital Mortgage Financing 2021-FL7
1.580% (1 Month LIBOR USD + 1.500%), 11/25/2036 (2)(4)(8)	1,200,000	1,201,904
STWD 2021-FL2, Ltd.
1.909% (1 Month LIBOR USD + 1.800%), 04/16/2038 (2)(4)(8)	1,000,000	1,001,465
TTAN 2021-MHC
1.210% (1 Month LIBOR USD + 1.100%), 03/15/2038 (2)(4)(8)	2,398,892	2,396,564
Velocity Commercial Capital Trust 2020-1
2.610%, 02/25/2050 (2)(4)(8)	3,297,537	3,380,455
Vivint Solar Financing 2020-7 LLC
2.210%, 07/31/2051 (2)(4)	1,921,824	1,889,850
3.220%, 07/31/2051 (2)(4)	964,500	963,855
Wells Fargo Commercial Mortgage Trust 2021-FCMT
1.310% (1 Month LIBOR USD + 1.200%), 05/15/2031 (2)(4)	1,000,000	1,000,986
XCAL 2019-IL-1 Mortgage Trust A
4.400% (1 Month LIBOR USD + 2.250%), 11/15/2022 (2)(4)	2,000,000	2,007,698
XCALI 2020-2 Mortgage Trust
4.050% (1 Month LIBOR USD + 2.000%), 02/15/2023 (2)(4)	2,000,000	2,006,232
Total Mortgage Backed Securities
(Cost $47,254,056)		47,227,931

Municipal Bonds - 67.9%(1)
Arizona - 24.4% (1)
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023 (2)(4)(5)	5,480,000	5,390,512
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026 (2)(4)	21,660,000	21,734,294
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026 (2)(4)	3,095,000	3,105,430
La Paz County Industrial Development Authority
(Obligor: Pioneer Academy)
7.783%, 01/01/2026 (3)(4)(6)	19,435,000	19,094,887
		49,325,123
California - 0.5% (1)
El Monte Calif Public Financing Authority
3.850%, 06/01/2038 (4)	895,000	945,281
Colorado - 2.5% (1)
Colorado Educational & Cultural Facilities Authority
(Obligor: Ability Connection Colorado)
7.500%, 12/15/2030 (2)(4)	5,350,000	5,063,347
Florida - 14.3% (1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward — Series 2018 A)
8.250%, 11/15/2025 (2)(4)(6)(7)	8,250,000	6,620,625
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward — Series 2018 B)
8.500%, 11/15/2025 (2)(4)(6)(7)	550,000	441,375
Capital Trust Agency Inc.
(Obligor: Championship Charter School I — Series A)
8.250%, 11/15/2025 (2)(4)(6)(7)	8,425,000	6,339,812
Capital Trust Agency Inc.
(Obligor: Championship Charter School I — Series B)
8.500%, 11/15/2025 (2)(4)(6)(7)	485,000	364,963
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
3.832%, 07/01/2049 (2)(4)(6)	15,925,000	15,168,562
		28,935,337
Texas - 1.4% (1)
New Hope Cultural Education Facilities Finance Corp.
(Obligor: Bridgemoor)
10.000%, 12/01/2053 (2)(4)(5)	5,000,000	2,762,500
Virginia - 0.1% (1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022 (4)	280,000	283,884
Wisconsin - 24.7% (1)
Public Finance Authority
(Obligor: Gardens of Rome — Series C)
10.000%, 01/01/2024 (4)(5)(7)	1,630,000	843,036
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
10.000%, 01/01/2024 (4)(5)(7)	70,000	36,204
Public Finance Authority
(Obligor: Gardens of Savannah — Series C)
10.000%, 01/01/2024 (2)(4)(5)(7)	1,065,000	555,717
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
10.000%, 01/01/2024 (2)(4)(5)(7)	80,000	41,744
Public Finance Authority
(Obligor: Gardens of Social Circle — Series C)
10.000%, 01/01/2024 (2)(4)(5)(7)	2,030,000	888,937
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
10.000%, 01/01/2024 (2)(4)(5)(7)	65,000	28,463
Public Finance Authority
(Obligor: Gardens of Waterford — Series C)
10.000%, 01/01/2024 (2)(4)(5)(7)	1,185,000	1,010,213
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
10.000%, 01/01/2024 (2)(4)(5)(7)	75,000	42,435
Public Finance Authority
(Obligor: Landings of Columbus — Series C)
10.000%, 01/01/2024 (4)(5)(7)	1,055,000	738,078
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
10.000%, 01/01/2024 (4)(5)(7)	80,000	55,968
Public Finance Authority
(Obligor: Landings of Douglas — Series C)
10.000%, 01/01/2024 (2)(4)(5)(7)	1,255,000	710,079
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
10.000%, 01/01/2024 (2)(4)(5)(7)	75,000	63,938
Public Finance Authority
(Obligor: Landings of Gainesville — Series C)
10.000%, 01/01/2024 (4)(5)(7)	1,020,000	408,204
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
10.000%, 01/01/2024 (2)(4)(5)(7)	80,000	32,016
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 02/01/2024 (4)(6)	5,060,000	4,566,650
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 02/01/2024 (4)(6)	5,520,000	4,981,800
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 02/01/2024 (4)(6)	10,980,000	9,909,450
Public Finance Authority
(Obligor: Gardens of Montgomery — Series A)
10.000%, 01/01/2029 (2)(4)(5)(7)	1,610,000	1,243,725
Public Finance Authority
(Obligor: Gardens of Montgomery — Series B)
10.000%, 01/01/2029 (2)(4)(5)(7)	29,000	22,402
Public Finance Authority
(Obligor: Landings of Montgomery — Series C)
10.000%, 01/01/2029 (2)(4)(5)(7)	1,955,000	1,510,238
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
10.000%, 01/01/2029 (2)(4)(5)(7)	65,000	50,213
Public Finance Authority
(Obligor: Vonore Fiber Products LLC)
9.000%, 06/01/2029 (2)(3)(4)(5)	10,520,000	9,494,300
Public Finance Authority
(Obligor: St. James Christian Academy)
8.750%, 10/01/2029 (2)(4)	4,560,000	4,581,979
Public Finance Authority
(Obligor: St. James Christian Academy)
12.000%, 10/01/2029 (2)(4)	400,000	402,792
Public Finance Authority
(Obligor: Fort Collins Montessori)
7.250%, 12/01/2029 (4)	6,155,000	6,298,719
Public Finance Authority
(Obligor: Telra Institute)
7.700%, 09/01/2031 (4)	1,485,000	1,399,642
		49,916,942
Total Municipal Bonds
(Cost $151,232,972)		137,232,414

Short Term Investments - 15.4%(1)
Illinois - 0.0% (1)
University of Illinois
Weekly VRDN and Put,
0.070%, 10/01/2026 (3)(4)	100,000	100,000
New York - 0.1% (1)
New York City Housing Development Corp.
Weekly VRDN and Put,
0.060%, 04/15/2035 (3)(4)	200,000	200,000
Texas - 0.6% (1)
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put,
0.120%, 07/01/2047 (3)(4)	1,220,000	1,220,000
Virginia - 0.1% (1)
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
0.080%, 02/15/2038 (3)(4)	150,000	150,000
Money Market Fund - 14.6% (1)
First American Government Obligations Fund Class X, 0.026% (9)	29,399,399	29,399,399
Total Short Term Investments
(Cost $31,069,399)		31,069,399

Total Investments - 109.2% (1)
(Cost $234,641,427)		220,627,694
Reverse Repurchase Agreements - (12.1%)(1)		(24,525,000)
Assets in Excess of Other Liabilities, Net - 2.9%(1)		5,881,343
Total Net Assets - 100.0%(1)		$201,984,037

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” With the exception of securities in default or forbearance, these securities are determined to be liquid by the Adviser. As of December 31, 2021, the value of these investments were $138,911,492 or 68.8% of total net assets.

(3)
Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of December 31, 2021.

(4)	Non-income producing security.
(5)	Security in default at December 31, 2021, the value of these investments were $25,928,922 or 12.8% of total net assets.
(6)	Security in forebearance at December 31, 2021.
(7)	Value determined using significant unobservable inputs. See Note 2 to the September 30, 2021 financial statements for further disclosure.
(8)	Collateral for reverse repurchase agreements.
(9)	Seven-day yield as of December 31, 2021.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Corporate Notes	$-	$4,012,950	$1,085,000	$5,097,950
Mortgage Backed Securities	-	47,227,931	-	47,227,931
Municipal Bonds	-	137,232,414	-	137,232,414
Short Term Investments	29,399,399	1,670,000	-	31,069,399
Total Investments	$29,399,399	$190,143,295	$1,085,000	$220,627,694

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2021, the Fund recognized no transfers between levels.

Refer to the Schedule of Investments for further information on the classification of investments.